Income Taxes (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliations of the Statutory Income Tax Rate [Abstract]
United states income tax rate	21.00%	21.00%	21.00%
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	0.00%	8.50%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	0.00%	(17.41%)	(17.38%)
Valuation allowance recognized with respect to the loss in subsidiaries	(37.50%)	(28.59%)	(28.52%)
Other	0.00%	0.00%	(0.10%)
Total